PARNASSUS FUND

Portfolio of Investments as of March 31, 2019 (unaudited)

Equities	Shares	Market Value ($)
Air Freight (2.5%)
FedEx Corp.	128,946	23,392,094

Banks (6.6%)
First Horizon National Corp.	1,600,000	22,368,000
Signature Bank	309,585	39,648,551

		62,016,551
Biotechnology (2.4%)
Gilead Sciences Inc.	343,776	22,348,878

Capital Markets (2.3%)
Charles Schwab Corp.	500,000	21,380,000

Chemicals (7.6%)
Axalta Coating Systems Ltd. [q]	673,680	16,983,473
Linde plc	175,000	30,787,750
PPG Industries Inc.	217,002	24,493,016

		72,264,239
Communications Equipment (4.3%)
Motorola Solutions Inc.	288,079	40,452,053

Diversified Telecom Services (2.6%)
Zayo Group Holdings Inc. [q]	879,045	24,982,459

Electronic Equipment Communication (2.8%)
Trimble Inc. [q]	646,590	26,122,236

Equity Real Estate Investment Trusts (2.0%)
Public Storage	85,222	18,559,647

Food & Staples Retailing (2.0%)
Sysco Corp.	280,124	18,701,078

Food Products (4.4%)
Mondelez International Inc., Class A	842,990	42,082,061

Health Care Equipment (6.4%)
Dentsply Sirona Inc.	445,361	22,085,452
Hologic Inc. [q]	811,734	39,287,925

		61,373,377
Health Care Provider & Services (2.8%)
CVS Health Corp.	497,728	26,842,471

Health Care Technology (2.8%)
Cerner Corp. [q]	455,794	26,075,975

Hotel Restaurant & Leisure (2.0%)
Belmond Ltd [q]	765,147	19,075,115

Industrial Manufacturing (2.9%)
3M Company	133,462	27,730,734

Interactive Media & Services (3.7%)
Alphabet Inc., Class A [q]	30,000	35,306,700

IT Services (8.2%)
Alliance Data Systems Corp.	280,118	49,015,048
Cognizant Tech Solutions Corp.	391,606	28,371,855

		77,386,903
Leisure Products (2.0%)
Mattel Inc. [q]	1,430,307	18,593,991

Pharmaceuticals (3.3%)
Novartis AG ADR	321,301	30,889,878

Professional Services (6.8%)
Nielsen Holdings plc	701,691	16,609,026
Thomson Reuters Corp. [l]	804,967	47,654,046

		64,263,072
Road and Rail (2.2%)
Old Dominion Freight Lines Inc.	145,901	21,066,645

Semiconductor Equipment (2.2%)
NVIDIA Corp.	114,361	20,534,661

Snack & Juice Bars (3.2%)
Starbucks Corp.			407,755	30,312,507

Software (5.1%)
Adobe Systems Inc. [q]			39,020	10,398,440
Cadence Design Systems Inc [q]			592,966	37,659,271

				48,057,711
Trading Companies & Distributors (2.3%)
Air Lease Corp.			621,213	21,338,666

Wireless Telecom Services (2.7%)
T-Mobile US, Inc. [q]			372,637	25,749,217

Total investment in equities (98.1%) (cost $803,083,688)				926,898,919

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.0%) α
Beneficial State Bank	1.65%	01/15/2020	250,000	242,000

Certificates of Deposit Account Registry Service(0.1%) α
CDARS agreement with Beneficial State Bank, dated 03/14/2019 Participating depository institutions: Bank of Weston, par 238,500; City First Bank of D.C., N.A., par 238,500; MainStreet Bank, par 23,000; (cost $480,879)	1.52%	03/12/2020	500,000	480,879

Community Development Loans (0.1%) α
BlueHub Loan Fund	1.00%	04/15/2019	100,000	99,738
BlueHub Loan Fund	1.00%	04/15/2019	100,000	99,738
Root Capital Loan Fund	1.25%	02/01/2020	100,000	94,921
TMC Development Loan	1.00%	05/25/2019	100,000	99,063
Vermont Community Loan Fund	1.00%	10/15/2019	100,000	96,729

				490,189
Time Deposits (1.6%)
BBH Cash Management Service
Citibank, New York	1.78%	04/01/2019	15,986,956	15,986,956

Securities Purchased with Cash Collateral from Securities Lending
Registered Investment Companies (5.1%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	2.32%			47,895,120

Total short-term securities (6.9%) (cost $65,095,144)				65,095,144

Total securities (105.0%) (cost $868,178,832)				991,994,063

Payable upon return of securities loaned (-5.1%)				(47,895,120)

Other assets and liabilities (0.1%)				853,865

Total net assets (100.0%)				944,952,808

q	This security is non-income producing.
l	This security, or partial position of this security, was on loan at March 31, 2019. The total value of the securities on loan at March 31, 2019 was $46,932,444.
a	Market value adjustments have been applied to these securities to reflect potential early withdrawal.
plc	Public Limited Company
ADR	American Depository Receipt

The portfolio of investments as of March 31, 2019 has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund’s most recent prospectus and annual report.

Income Taxes:

At March 31, 2019, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus Fund
Cost of long-term investments	$808,105,493

Unrealized appreciation	$151,558,920
Unrealized depreciation	(27,743,689)

Net unrealized appreciation	$123,815,231

The Parnassus Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 – other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table summarizes the portfolio’s financial assets as of March 31, 2019, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Communication Services	$86,038,376	$—	$—	$86,038,376
Consumer Discretionary	67,981,612	—	—	67,981,612
Consumer Staples	60,783,139	—	—	60,783,139
Financials	83,396,551	—	—	83,396,551
Health Care	167,530,579	—	—	167,530,579
Industrials	157,791,213	—	—	157,791,213
Information Technology	212,553,563	—	—	212,553,563
Materials	72,264,239	—	—	72,264,239
Real Estate	18,559,647	—	—	18,559,647
Short-Term Investments	63,882,076	—	1,213,068	65,095,144

Total	$990,780,995	$—	$1,213,068	$991,994,063

The following table reconciles the valuations of the Fund’s Level 3 investment securities and related transactions as of March 31, 2019:

Certificates of Deposit & Community Development Loans
Balance as of December 31, 2018	$1,234,533
Discounts/premiums amortization	(21,465)
Purchases	850,000
Sales	(850,000)

Balance as of March 31, 2019	$1,213,068

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	March 31, 2019	Valuation Technique	Unobservable Input	(Weighted Average)
Certificates of Deposit	$722,879	Liquidity Discount	Discount for Lack of Marketability	4%
Community Development Loans	$490,189	Liquidity Discount	Discount for Lack of Marketability and Probability of Default	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund’s Trustees, all fair value securities as submitted by the Fund’s treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund’s audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

PARNASSUS MID CAP FUND

Portfolio of Investments as of March 31, 2019 (unaudited)

Equities	Shares	Market Value ($)
Air Freight & Logistics (1.0%)
Expeditors International of Washington Inc. [q]	430,188	32,651,269

Apparel & Luxury Goods (5.1%)
Hanesbrands Inc.	5,136,129	91,833,987
VF Corp.	940,715	81,757,541

		173,591,528
Banks (5.8%)
First Horizon National Corp.	7,942,251	111,032,669
First Republic Bank	863,753	86,772,626

		197,805,295
Capital Markets (2.4%)
SEI Investments Co.	1,590,474	83,102,267

Chemicals (4.3%)
Axalta Coating Systems Ltd. [q]	3,059,716	77,135,440
Ecolab Inc.	391,918	69,189,204

		146,324,644
Commercial Services & Supplies (2.5%)
Waste Management Inc.	826,156	85,845,870

Communications Equipment (4.4%)
Motorola Solutions Inc.	1,057,309	148,467,330

Diversified Telecom Services (2.5%)
Zayo Group Holdings Inc. [q]	3,047,286	86,603,868

Electronic Equipment Communications (3.1%)
Trimble Inc. [q]	2,638,962	106,614,065

Energy Equipment & Services (2.0%)
National Oilwell Varco Inc.	2,604,648	69,387,823

Equity Real Estate Investment Trusts (5.6%)
Digital Realty Trust Inc.	714,400	85,013,600
Iron Mountain Inc.	1,361,938	48,294,321
Public Storage	264,491	57,600,850

		190,908,771
Food & Staples Retailing (2.6%)
Sysco Corp.	1,321,393	88,216,197

Food Products (2.3%)
McCormick & Co.	515,253	77,612,559

Gas Utilities (1.2%)
Northwest Natural Holding Co.	616,581	40,466,211

Health Care Equipment (10.6%)
Dentsply Sirona Inc.	1,107,778	54,934,711
Hologic Inc. [q]	3,149,835	152,452,014
Teleflex Inc.	504,567	152,459,965

		359,846,690
Health Care Technology (2.9%)
Cerner Corp. [q]	1,707,600	97,691,796

Household Products (2.8%)
The Clorox Company	599,772	96,239,415

Insurance (0.5%)
First American Financial Corp.	314,819	16,213,179

Internet & Catalog Retail (2.0%)
eBay Inc.	1,816,874	67,478,700

IT Services (3.8%)
Fiserv Inc. [q]	1,453,696	128,332,283

Machinery (8.9%)
Fortive Corp.	973,731	81,686,294
Pentair plc	2,143,442	95,404,603
Xylem Inc.	1,578,429	124,759,028

		301,849,925

Media (1.5%)
Shaw Communications Inc., Class B	2,473,260	51,542,738

Multi-Utilities (1.8%)
MDU Resources Group Inc.	2,390,559	61,748,139

Professional Services (6.5%)
Nielsen Holdings plc	1,236,906	29,277,565
Thomson Reuters Corp.	1,275,208	75,492,314
Verisk Analytics Inc.	876,006	116,508,798

		221,278,677
Semiconductor Equipment (0.9%)
Integrated Device Technology Inc. [q]	638,110	31,261,009

Software (6.2%)
ACI Worldwide Inc. [q]	1,529,433	50,272,463
Cadence Design Systems Inc. [q]	1,292,113	82,062,095
Synopsys Inc. [q]	681,738	78,502,131

		210,836,689
Total investment in equities (93.2%) (cost $2,680,696,442)		3,171,916,937

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.0%) α
Beneficial State Bank	0.80%	04/25/2019	250,000	249,261

Time Deposits (6.7%)
BBH Cash Management Service
Banco Santander, Madrid	1.78%	04/01/2019	8,271,727	8,271,727
BBVA, Madrid	1.78%	04/01/2019	25,000,000	25,000,000
JPMorgan Chase, New York	1.78%	04/01/2019	70,432,366	70,432,366
Sumitomo, Tokyo	1.78%	04/01/2019	123,290,710	123,290,710

				226,994,803
Total short-term securities (6.7%) (cost $227,244,064)				227,244,064

Total securities (99.9%) (cost $2,907,940,506)				3,399,161,001

Other assets and liabilities (0.1%)				4,330,812

Total net assets (100.0%)				3,403,491,813

q	This security is non-income producing.
a	Market value adjustments have been applied to these securities to reflect potential early withdrawal.
plc	Public Limited Company

The portfolio of investments as of March 31, 2019 has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund’s most recent prospectus and annual report.

Income Taxes:

At March 31, 2019, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus Mid Cap Fund
Cost of long-term investments	$2,681,631,411

Unrealized appreciation	$594,694,433
Unrealized depreciation	(103,473,938)

Net unrealized appreciation	$491,220,495

The Parnassus Mid Cap Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table summarizes the portfolio’s financial assets as of March 31, 2019, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Communication Services	$138,146,607	$—	$—	$138,146,607
Consumer Discretionary	241,070,228	—	—	241,070,228
Consumer Staples	262,068,171	—	—	262,068,171
Energy	69,387,823	—	—	69,387,823
Financials	297,120,740	—	—	297,120,740
Health Care	457,538,486	—	—	457,538,486
Industrials	641,625,741	—	—	641,625,741
Information Technology	625,511,376	—	—	625,511,376
Materials	146,324,644	—	—	146,324,644
Real Estate	190,908,771	—	—	190,908,771
Utilities	102,214,350	—	—	102,214,350
Short-Term Investments	226,994,803	—	249,261	227,244,064

Total	$3,398,911,740	$—	$249,261	$3,399,161,001

The following table reconciles the valuations of the Fund’s Level 3 investment securities and related transactions as of March 31, 2019:

Certificates of Deposit
Balance as of December 31, 2018	$742,330
Discounts/premiums amortization	6,931
Purchases	250,000
Sales	(750,000)

Balance as of March 31, 2019	$249,261

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	March 31, 2019	Valuation Technique	Unobservable Input	(Weighted Average)
Certificates of Deposit	$249,261	Liquidity Discount	Discount for Lack of Marketability	4%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Funds’ Trustees, all fair value securities as submitted by the Fund’s treasurer are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund’s audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

PARNASSUS ENDEAVOR FUND

Portfolio of Investments as of March 31, 2019 (unaudited)

Equities	Shares	Market Value ($)
Apparel & Luxury Goods (4.5%)
Hanesbrands Inc.	10,700,000	191,316,000

Biotechnology (15.1%)
AbbVie Inc.	1,700,000	137,003,000
Biogen Inc. [q]	630,000	148,919,400
Celgene Corp. [q]	900,000	84,906,000
Gilead Sciences Inc.	3,100,000	201,531,000
Regeneron Pharmaceuticals Inc.	160,000	65,699,200

		638,058,600
Capital Markets (3.1%)
Charles Schwab Corp.	3,100,000	132,556,000

Consumer Finance (5.2%)
American Express Co.	1,385,000	151,380,500
Capital One Financial Corp.	820,000	66,985,800

		218,366,300
Electronic Equipment Instruments (2.6%)
IPG Photonics Corp. [q]	734,458	111,476,035

Health Care Equipment (2.1%)
Hologic Inc. [q]	1,800,000	87,120,000

Health Care Products (2.2%)
Perrigo Co. plc	1,950,000	93,912,000

Interactive Media & Services (3.5%)
Alphabet Inc., Class A q	125,000	147,111,250

IT Services (8.3%)
Alliance Data Systems Corp.	980,000	171,480,400
International Business Machine Corp.	1,000,000	141,100,000
Mastercard Inc., Class A	160,000	37,672,000

		350,252,400
Leisure Products (6.0%)
Mattel Inc. [q]	19,500,000	253,500,000

Machinery (5.6%)
Cummins Inc.	1,500,000	236,805,000

Pharmaceuticals (0.7%)
Allergan plc	200,000	29,282,000

Semiconductor Equipment (25.0%)
Applied Materials Inc.	6,700,000	265,722,000
Lam Research Corp.	1,100,000	196,911,000
Micron Technology Inc. [q]	6,400,000	264,512,000
NVIDIA Corp.	1,100,000	197,516,000
QUALCOMM Inc.	2,300,000	131,169,000

		1,055,830,000
Snack & Juice Bars (1.2%)
Starbucks Corp.	700,000	52,038,000

Software (2.2%)
Autodesk Inc. [q]	600,000	93,492,000

Technology Hardware (1.8%)
Apple Inc.	400,000	75,980,000

Total investment in equities (89.1%) (cost $3,483,435,962)		3,767,095,585

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.0%) α
Urban Partnership Bank	0.30%	02/03/2020	250,000	241,480

Certificates of Deposit Account Registry Service(0.0%) α
CDARS agreement with Beneficial State Bank, dated 03/14/2019 Participating depository institutions: Bank of Weston, par 238,500; City First Bank of D.C., N.A., par 238,500; MainStreet Bank, par 23,000; (cost $480,879)	1.52%	03/12/20	500,000	480,879

Community Development Loans (0.0%) α
Root Capital Loan Fund	1.25%	02/01/2020	100,000	94,921
TMC Development Loan	1.00%	05/25/2019	100,000	99,063

				193,984
Time Deposits (10.8%)
BBH Cash Management Service
ANZ, Melbourne	1.78%	04/01/2019	62,500,000	62,500,000
Banco Santander, Madrid	1.78%	04/01/2019	150,000,000	150,000,000
Citibank, New York	1.78%	04/01/2019	139,037,442	139,037,442
JPMorgan Chase, New York	1.78%	04/01/2019	28,748,150	28,748,150
Sumitomo, Tokyo	1.78%	04/01/2019	76,956,136	76,956,136

				457,241,728
Total short-term securities (10.8%) (cost $458,158,071)				458,158,071

Total securities (99.9%) (cost $3,941,594,033)				4,225,253,656

Other assets and liabilities (0.1%)				5,741,556

Total net assets (100.0%)				4,230,995,212

q	This security is non-income producing.
a	Market value adjustments have been applied to these securities to reflect potential early withdrawal.
plc	Public Limited Company

The portfolio of investments as of March 31, 2019 has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund’s most recent prospectus and annual report.

Income Taxes:

At March 31, 2019, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus Endeavor Fund
Cost of long-term investments	$3,497,309,045

Unrealized appreciation	$512,034,870
Unrealized depreciation	(228,375,247)

Net unrealized appreciation	$283,659,623

The Parnassus Endeavor Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table summarizes the portfolio’s financial assets as of March 31, 2019, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Communication Services	$147,111,250	$—	$—	$147,111,250
Consumer Discretionary	496,854,000	—	—	496,854,000
Financials	350,922,300	—	—	350,922,300
Health Care	848,372,600	—	—	848,372,600
Industrials	236,805,000	—	—	236,805,000
Information Technology	1,687,030,435	—	—	1,687,030,435
Short-Term Investments	457,241,728	—	916,343	458,158,071

Total	$4,224,337,313	$—	$916,343	$4,225,253,656

The following table reconciles the valuations of the Fund’s Level 3 investment securities and related transactions as of March 31, 2019:

Certificates of Deposit & Community Development Loans
Balance as of December 31, 2018	$942,149
Discounts/premiums amortization	(25,806)
Purchases	850,000
Sales	(850,000)

Balance as of March 31, 2019	$916,343

Quantitative information about Level 3 fair value measurements:

	Fair Value at March 31, 2019	Valuation Technique Unobservable Input		Range (Weighted Average)
Certificates of Deposit	$722,359	Liquidity Discount	Discount for Lack of Marketability	4%
Community Development Loans	$193,984	Liquidity Discount	Discount for Lack of Marketability and Probability of Default	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund’s Trustees, all fair value securities as submitted by the Fund’s treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund’s audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting shares. During the three-month period ended March 31, 2019, the Fund below held 5% or more of the outstanding voting shares of the noted portfolio companies. During this period, other funds in the Trust may also have held voting shares of the issuers at levels below 5%.

A summary of transactions in the securities of issuers affiliated with the Fund for the three-month period ended March 31, 2019 is set forth below:

Parnassus Endeavor Fund

	January 1, 2019
Name of Company:	Beginning shares	Shares purchased	Shares sold	Ending shares	Market Value	Dividend Income
Mattel Inc.	19,500,000	—	—	19,500,000	253,500,000	—

Total Affiliates					253,500,000	—